Summary of Significant Accounting Policies (Estimated Useful Lives of Fixed Assets) (Details)	Dec. 31, 2023 USD ($)
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, residual value	$ 0
Office buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (years)	47 years
Office buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (years)	36 years
Computer equipment and hardware [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, residual value	$ 0
Computer equipment and hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (years)	5 years
Computer equipment and hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (years)	4 years
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, residual value	$ 0
Estimated Useful Lives	Leasehold and building improvements [Member]
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, residual value	$ 0
Estimated Useful Lives (years)	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, residual value	$ 0
Estimated Useful Lives (years)	4 years